Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Employee	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 GBP (£)
Staff costs:
Wages and salaries	£ 845	£ 866	£ 905
Performance-related payments	99	160	160
Social security costs	102	112	111
Pension costs, defined contribution plans	67	67	66
Pension costs, defined benefit plans	38	35	81
Other share-based payments	4	7	3
Other personnel costs	34	41	50
Total employee benefits expense	1,189	1,288	1,376
Other administration expenses	728	693	809
Depreciation, amortisation and impairment	570	545	378
Total operating expenses before impairment losses, provisions and charges	2,487	2,526	2,563
Wages and salaries	845	866	£ 905
Santander UK Group Holdings plc
Staff costs:
Wages and salaries	£ 7	£ 7
Number of full-time staff | Employee	0	0
Wages and salaries	£ 7	£ 7